Foreign currency translation reserve and other reserves - Summary of Movement in Foreign Currency Translation Reserve Attributable to Equity Holders (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 INR (₨)		Mar. 31, 2026 USD ($)		Mar. 31, 2025 INR (₨)		Mar. 31, 2024 INR (₨)
Disclosure of foreign currency translation reserves [line items]
Balance at the beginning of the year	₨ 830,447				₨ 751,223		₨ 781,753
Translation difference related to foreign operations, net	7				0
Transfer of shares pertaining to Non-controlling interests of subsidiary					0
Reclassification of foreign currency translation differences on liquidation of subsidiaries to consolidated statement of income	0		$ 0		(41)		(198)
Balance at the end of the year	887,877		9,464		830,447		751,223
Foreign currency translation reserve [member]
Disclosure of foreign currency translation reserves [line items]
Balance at the beginning of the year	54,500	[1]			47,261	[2]	43,255	[2]
Translation difference related to foreign operations, net	46,377				7,294
Transfer of shares pertaining to Non-controlling interests of subsidiary	0				(14)	[1]
Reclassification of foreign currency translation differences on liquidation of subsidiaries to consolidated statement of income	0				(41)
Others	(5)				0
Balance at the end of the year	₨ 100,872		$ 1,075	[3]	₨ 54,500	[1]	₨ 47,261	[2]

[1]	Refer to Note 20
[2]	Refer to Note 20
[3]	Refer to Note 20